Subsequent Events	3 Months Ended	12 Months Ended
	Mar. 31, 2012	Dec. 31, 2011
Subsequent Events
7.	Subsequent Events

On April 17, 2012, the Compensation Committee of Xcel Brands, Inc. (the “Company”), granted to the following executive officers and directors (the “Executive Grantees”) of the Company the number of shares of restricted Common Stock of the Company (the “Restricted Stock”) set forth opposite each person’s name:

Name	Number of Shares of Restricted Stock
Robert W. D’Loren	700,000
James F. Haran	150,000
Seth Burroughs	100,000
Marisa Gardini	75,000
Joseph Falco	75,000

The vesting date of the Restricted Stock granted to Mr. D’Loren, Mr. Haran, Mr. Burroughs and Ms. Gardini is November 15, 2012, provided, however, that each such Executive Grantee may extend the vesting date by six-month increments in his or her sole discretion. The vesting date of the Restricted Stock granted to Mr. Falco is May 15, 2014, provided, however, that Mr. Falco may extend the vesting date by six-month increments in his sole discretion.

Also, on April 17, 2012, the Compensation Committee granted 50,000 shares of Restricted Stock and options to purchase an aggregate of 75,000 shares of Common Stock (the “Options”) to four non-executive employees (the “Non-Executive Grantees”) of the Company. The exercise price per share of the Options is $3.00 per share, and 50% of the Options will vest on each of the first and second anniversaries of the grant date.

In addition, on May 1, 2012 Management granted options to purchase an aggregate of 31,500 shares of Common Stock (the “Employee Options”) to twenty-two non-executive employees (the “Employee Grantees”) of the Company. The exercise price per share of the Options is $3.00 per share and 50% of the Options will vest on each of the first and second anniversaries of the grant date.

The grants by the Company of Restricted Stock, Options and Employee Options were made pursuant to the Company’s 2011 Equity Incentive Plan (the “Plan”) and as such, no consideration was paid therefor by either, the Executive Grantees, the Non-Executive Grantees or Employee Grantees. Each grant of Restricted Stock, Options and Employee Options was made pursuant to a Restricted Stock Award Agreement or an Option Agreement, respectively, in each case entered into by and between the Company and the respective grantee. A summary of the material terms of the Plan is incorporated here by reference to the Company’s Annual Report on Form 10-K, filed with the Securities & Exchange Commission on March 30, 2012.

10. Subsequent Events None.